Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018
Share-based Payment Arrangement [Abstract]
Stockholder's Equity

6. STOCKHOLDERS’ EQUITY

Equity Incentive Plans

Our 2014 Stock Incentive Plan (the “2014 Plan”) became effective on October 21, 2014. Under the 2014 Plan, we granted stock options and restricted stock units (“RSUs”) to purchase shares of our common stock. Effective as of June 19, 2019, we terminated the 2014 Plan and no further equity awards may be issued under the 2014 Plan. Any outstanding awards granted under the 2014 Plan will remain subject to the terms of the 2014 Plan and the applicable equity award agreements.

On June 4, 2019, our board of directors and stockholders approved the 2019 Incentive Plan (the “2019 Plan”). An aggregate of 4,597,862 shares of common stock were reserved for issuance under the 2019 Plan. In addition, on the first day of each fiscal year beginning in 2020 and ending in 2029, the 2019 Plan provides for an annual automatic increase of the shares reserved for issuance in an amount equal to the positive difference between (i) 4% of the outstanding common stock on the last day of the immediately preceding fiscal year and (ii) the plan share reserve on the last day of the immediately preceding fiscal year, or a lesser number as determined by our board of directors.

Fair Value Determination

The fair value of option and RSU awards is determined as of the grant date. For time-based options, a Black-Scholes valuation model is utilized. For performance-based options, a Monte Carlo simulation approach implemented in a risk-neutral framework is utilized. For RSUs, the current stock price estimate was utilized prior to the IPO. Following the pricing of the IPO, the stock price based on the market closing price on the date of grant has been utilized to determine the fair value of the awards.

The respective models resulted in a weighted-average fair value for time-based and performance-based options and RSUs granted as of June 29, 2019 were as follows:

June 29, 2019
Time-based options	$7.66
Performance-based options	6.80
RSUs	26.98

The fair values of time-based options were estimated as of the grant date using the Black-Scholes valuation model with the following assumptions:

26 Weeks Ended
June 29, 2019
Exercise price	$21.66
Volatility	35.0%
Risk-free rate	2.8%
Dividend yield	—%
Expected life (in years)	3.22

The valuation models require the input of highly subjective assumptions. Expected volatility of the options is based on companies of similar growth and maturity and our peer group in the industry in which we do business because we do not have sufficient historical volatility data for our own shares. The expected term of the options represents the period of time that options granted were expected to be outstanding. The risk-free rate was based on the U.S. treasury zero-coupon issues, with a remaining term equal to the expected term of the options used in the respective valuation model. In the future, our expected volatility and expected term may change, which could change the grant-date fair value of future awards and, ultimately, the expense we record.

Grant Activity

The following table summarizes our stock option activity under all equity incentive plans during the 26 weeks ended June 29, 2019:

	Time-Based Options		Performance-Based Options
	Number of Options	Weighted- Average Exercise Price	Number of Options		Weighted- Average Exercise Price
Outstanding—December 29, 2018	5,798,375	$7.53	5,795,330		$4.40

Granted	1,363,822	21.66	99,788		17.29
Exercised	(30,000)	7.13	—		—
Forfeitures	(27,635)	9.42	(51,775)		5.41

Outstanding—June 29, 2019	7,104,562	10.24	5,843,343		4.61

Total exercisable at June 29, 2019	4,188,061		—

Total vested and expected to vest at June 29, 2019	7,004,655		5,597,528	(1)

(1)	No performance-based options had been vested as of June 29, 2019. The number above reflects the 5.8 million unvested outstanding performance-based options, net of estimated forfeitures.

The following table summarizes our RSU activity under all equity incentive plans during the 26 weeks ended June 29, 2019:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested—December 29, 2018	80,820	$8.80
Granted	192,296	26.98
Vested / Released	(42,464)	8.36
Canceled / forfeited	—	—

Outstanding—June 29, 2019	230,652	24.04

On June 4, 2019, our board of directors approved the grant of 1,364,348 options with an exercise price equal to the IPO price and 161,221 RSUs under our 2019 Plan. These grants were effective on the pricing of the IPO, with respect to options, and upon the effectiveness of our Registration Statement on Form S-8, with respect to RSUs. Our IPO price was $22.00 per share of common stock.

Stock-Based Compensation

We recognize compensation expense on options and RSUs by amortizing the grant date fair value over the expected vesting period to the extent we determine the vesting of the grant is probable.

Time-Based Options

We did not record compensation expense for time-based options held by employees granted prior to our IPO because involuntary termination, change in control or initial public offering were not deemed probable. These time-based options were subject to a post-termination repurchase right by us until the aforementioned contingent events occurred. As a result, other than in limited circumstances, stock issued upon the exercise of these options could be repurchased at our discretion. This repurchase feature resulted in deferred stock-based compensation expenses on these options. Accordingly, upon the completion of our IPO, we began recognizing stock-based compensation expense related to these outstanding time-based options as the contingent event had occurred and the repurchase feature had lapsed.

During the 13 and 26 weeks ended June 29, 2019, we recognized stock-based compensation expense totaling $22.5 million for all outstanding time-based options, of which $22.4 million related to those granted prior to the IPO. Unamortized compensation cost was $13.2 million as of June 29, 2019, which is expected to be amortized over a weighted average period of 3.49 years.

Performance-Based Options

We determined that the ultimate vesting of the 5,843,343 shares of outstanding performance-based options was not probable because the performance target’s achievement was not probable as of June 29, 2019 and, accordingly, did not recognize any expense related to these awards. Unamortized compensation cost was $26.1 million for outstanding performance-based options as of June 29, 2019, which will be amortized over the remaining requisite service period if and when we determine that vesting is probable.

Restricted Stock Units

We recognized compensation expense for RSUs held by directors and employees of $0.2 million and $0.3 million in the 13 and 26 weeks ended June 29, 2019, respectively, and $0.1 million and $0.2 million in the same periods of 2018. Unamortized compensation expense for the RSUs was $5.3 million as of June 29, 2019, which is expected to be amortized over a weighted average period of 2.00 years.

For time-based options and RSUs that were outstanding on the dividend dates of June 23, 2016 and October 22, 2018 and that are expected to vest in fiscal year 2019 and beyond, we intend to make dividend payments as these time-based options and RSUs vest. Pursuant to the 2014 Plan, if we are unable to make those payments, we may instead elect to reduce the per share exercise price of each such option by an amount equal to the dividend amount in lieu of making the applicable option payment. As such, our dividends are not considered declared and payable and are not accrued as a liability in our condensed consolidated balance sheet as of June 29, 2019. We paid an immaterial amount of dividends during the 13 and 26 weeks ended June 29, 2019, which was included in the stock-based compensation expense.

6. Stockholders’ Equity

Common Stock—The Company is authorized to issue both voting and non-voting common stock, both of which have a par value of $0.001.

Preferred Series A Stock—The Company has authorized and issued one share of Preferred Series A Stock with a par value of $0.001. The Company does not have any unauthorized and unissued shares. This share has no voting rights with respect to any matters submitted to a vote of the stockholders, except as a separate class at a stockholders’ meeting solely with respect to electing the “Series A Director.” Preferred Series A Stock is not entitled to receive dividends and has a liquidation preference of $1.00 per share.

2014 Stock Incentive Plan—Effective October 21, 2014, the Company adopted the 2014 Stock Incentive Plan (the “2014 Plan”), whereby certain employees may be granted options or stock appreciation rights for voting or nonvoting shares of the Company or other restricted stock awards of shares, restricted shares and other stock awards that are valued in whole or in part by reference to, or are otherwise based on the fair market value per share of the Company’s stock. Such shares may be authorized but unissued stock or previously issued stock acquired by the Company. A total of 12,067,687 shares may be issued under the 2014 Plan. As of December 29, 2018, no stock appreciation rights have been issued under the 2014 Plan.

Options—Two types of options may be issued as follows:

a.	Time-vesting options vest at 20% per year, subject to certain change in control provisions and may be exercised up to 10 years from the date of issuance.

b.

Performance-based options vest and become exercisable on each measurement date in certain percentages based on internal rates of return and may be exercised up to 10 years from the date of issuance. The measurement date can be either; (i) prior to the occurrence of a change in control at each date upon which the controlling shareholders receive Proceeds; (ii) upon a change in control event or (iii) upon lead investor divestiture to a holding position under 10% of outstanding shares after an initial public offering.

The initial grant-date fair value was determined based on the contemporaneous purchase price of the stock issued as a result of the Company’s acquisition of Holdings in 2014. The fair value of shares of common stock underlying stock options was the responsibility of, and determined by, the Company’s board of directors, with input from management. There was no public market for the Company’s common stock and the board of directors determined the fair value of common stock at the option grant date by considering a number of objective and subjective factors including quarterly independent third-party valuations of the Company’s common stock, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, among other factors.

Restricted Stock Units—Under the 2014 Plan, the Company may also issue restricted stock units (“RSUs”). RSUs are grants for voting or nonvoting shares that vest in three equal annual installments as specified in the RSU.

As option and RSU awards represent equity awards of the Company, such awards are fair valued as of the grant date. For the time-vesting options, a Black-Scholes valuation model is utilized; for the RSUs, the current stock price estimate is utilized; and for the performance-based options, a Monte Carlo simulation approach implemented in a risk-neutral framework is utilized to fair value the awards.

The respective models resulted in a weighted-average fair value for time-vesting and performance-based options and RSUs granted as of December 30, 2017 and December 29, 2018 as follows:

	December 30, 2017	December 29, 2018
Time-vesting options	$2.31	$2.96
RSUs	7.72	10.36
Performance-vesting options	2.91	4.65

The following assumptions were used:

	December 30, 2017	December 29, 2018
Exercise price	$9.06	$11.98
Volatility	50%	35%
Risk-free rate	1.5%	2.6%
Dividend yield	0.0%	0.0%
Expected life (in years)	2.5	2.8

The valuation models require the input of highly subjective assumptions. Expected volatility of the options is based on companies of similar growth and maturity and the Company’s peer group in the industry in which the Company does business because the Company does not have sufficient historical volatility data for its own shares. The expected term of the options represent the period of time that options granted were expected to be outstanding. The risk-free rate was based on the U.S. treasury zero-coupon issues, with a remaining term equal to the expected term of the options used in the respective valuation model. In the future, the Company’s expected volatility and expected term may change, which could change the grant-date fair value of future awards and, ultimately, the expense the Company records.

Time-vesting options, performance-based options, and RSUs under the 2014 plan as of December 30, 2017 and December 29, 2018 are as follows:

	Time-Vesting Options		Performance-Based Options			Restricted Stock Units
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price		Number of RSUs	Weighted- Average Exercise Price
Outstanding—December 31, 2016	5,401,780	$7.20	5,353,473	$5.99		54,118	$—

Granted	225,001	9.06	225,004	9.06		46,686	—
Vested	—	—	—	—		—
Exercised	(30,169)	7.13	—	—		—	—
Forfeitures	(67,776)	7.37	(52,617)	6.04		—	—

Outstanding—December 30, 2017	5,528,836	7.27	5,525,860	6.11		100,804	—

Granted	334,535	11.98	334,536	11.98		34,200	—
Vested	—	—	—	—		(54,184)
Exercised	(2,946)	8.47	—	—		—	—
Forfeitures	(62,050)	8.10	(65,066)	6.81		—	—

Outstanding—December 29, 2018	5,798,375	7.53	5,795,330	4.40	(1)	80,820	—

Total exercisable at December 29, 2018	4,164,077		—

Total vested at December 29, 2018						115,927

Total vested and expected to vest at December 29, 2018	5,683,703		5,667,722			196,745

(1)

The decrease in weighted-average exercise price for outstanding performance-based options at December 29, 2018 is due to the dividend declared on October 22, 2018 pursuant to which all performance-based options outstanding on this date received a $2.10 downward adjustment to their exercise price. Please see further information in Note 6 below.

The Company recognizes compensation expense on the options and RSUs under the 2014 Plan by amortizing the grant date fair value over the expected vesting period to the extent the Company determines the vesting of the grant is probable.

All of the shares issued pursuant to exercise of time-vesting options, performance-based options and RSUs are subject to GO Holding’s stockholders’ agreement upon issuance. The stockholders’ agreement permits the Company to repurchase shares from employees within a stated period of time from the date of their termination if they are terminated prior to a liquidity event. If the employee voluntarily terminates or is terminated for cause, the Company may repurchase the shares for a per share price equal to the lower of fair value or the cost paid by the employee to obtain the shares. If the employee is involuntarily terminated, the Company may repurchase the shares for a per share price equal to fair value. As a result, the employee will only realize appreciation in the fair value of the shares upon involuntary termination or a change in control or initial public offering. Shares held by members of the board of directors may be repurchased by the Company at fair market value.

The Company has not recorded compensation expense related to time-based options held by employees, as involuntary termination, change in control or initial public offering are not probable as of December 29, 2018. Unamortized compensation cost is $25.7 million for outstanding time-based options as of December 29, 2018, which will be amortized over the remaining requisite service period if and when the Company determines that vesting is probable.

The Company recognized $0.4 million of compensation expense related to RSUs held by directors in the fiscal year ended December 29, 2018. Unamortized compensation expense for the RSUs is $0.4 million at December 29, 2018, which will be amortized over the remaining requisite service period.

The Company has determined that the ultimate vesting of the performance-based options is not probable and, accordingly, has not recognized any expense related to these awards. Unamortized compensation cost is $25.5 million for outstanding performance-based options as of December 29, 2018, which will be amortized over the remaining requisite service period if and when the Company determines that vesting is probable.

Holdings declared and paid a cash dividend of $152.2 million to its parent company, Intermediate, on October 22, 2018. Intermediate then paid this cash dividend to GO Holding which used the proceeds to make a cash dividend to its stockholders of $2.10 per share. Pursuant to the 2014 Plan, the Company paid a dividend of $2.10 for each exercisable time-vesting option and RSU. Time-vesting options and RSUs that became exercisable from October 22, 2018 to December 29, 2018 received the $2.10 dividend. GO Holding also paid cash dividends of $1.4 million to its stockholders during the fiscal year ended December 29, 2018 in conjunction with the cash dividend declared on June 23, 2016. A total of $153.6 million of cash dividends were paid during the fiscal year ended December 29, 2018.

Holdings declared a cash dividend of $86.5 million to its parent company, Intermediate, on June 23, 2016. Intermediate then paid this cash dividend to GO Holding which used the proceeds to make a cash dividend to its stockholders of $1.23 per share. Pursuant to the 2014 Plan, the Company paid a dividend of $1.23 for each exercisable time-vesting option and RSU. Time-vesting options and RSUs that became exercisable from June 23, 2016 to December 29, 2018 received the $1.23 dividend.

Stock-based compensation of $1.7 million for the fiscal year ended December 30, 2017 includes $1.3 million in payments related to the June 23, 2016 dividend for outstanding options that became exercisable in the current year. Of the $10.4 million in stock-based compensation recorded in the fiscal year ended December 29, 2018, $8.7 million related to payment of the October 22, 2018 dividend and $1.3 million related to payment of the June 23, 2016 dividend on outstanding options that became exercisable in the current year. The remaining stock-based compensation in both years related to the aforementioned RSU compensation expense.

All performance-based options outstanding at the time of the June 23, 2016 and October 22, 2018 dividends received a $1.23 and $2.10 downward adjustment to the pre-dividend exercise price, respectively.

The dividends triggered a modification of both the time-vesting and performance-based options which resulted in a step-up of the fair value reflected in the remaining unamortized compensation costs disclosed above. In essence, all outstanding option awards with previously determined grant date fair values were replaced with new option awards that were valued using assumptions as of the dividend date. Time-vesting options were revalued using the Black-Scholes model and performance-based options were revalued using the Monte Carlo simulation approach.

For time-vesting options and RSUs that were outstanding at the time of the June 23, 2016 and October 22, 2018 dividend, and are expected to vest in 2019 and beyond, the Company intends to make dividend payments as these time-vesting options and RSUs vest. Pursuant to the 2014 Plan, if the Company is unable to make those payments, it may instead elect to reduce the per share exercise price of each such option by an amount equal to the dividend amount in lieu of making the applicable option payment. As such, the Company’s dividends are not considered declared and payable and are not accrued as a liability in the Company’s Consolidated Balance Sheet as of December 29, 2018.